INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit) Expense

Income tax (benefit) expense from continuing operations for the year ended December 31, 2018 consisted of the following:

	Current	Deferred	Total
Federal	$—	$(1,301,486)	$(1,301,486)
State	—	(700,900)	(700,900)
Subtotal	—	(2,002,386)	(2,002,386)
Valuation allowance	—	2,002,386	2,002,386
Total	$—	$—	$—

Income tax (benefit) expense from continuing operations for the year ended December 31, 2017 consisted of the following:

	Current	Deferred	Total
Federal	$—	$543,682	543,682
State	—	(287,649)	(287,649)
Subtotal	—	256,033	256,033
Valuation allowance	—	(256,033)	(256,033)
Total	$—	$—	$—

Schedule of Effective tax rate

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	2018	2017
Taxes calculated at federal rate	21.0%	34.0%
State income tax, net of federal benefit	(1.9)%	1.4%
Stock based compensation	1.4%	—%
Permanent Differences	1.0%	(5.0)%
Change in Valuation Allowance	13.9%	2.0%
Fair market adjustment derivatives	(21.5)%	(10.8)%
Prior year True-ups	(14.9)%	1.3%
True-up to deferred tax rate	—%	(17.9)%
Other adjustments	1.0%	(5.0)%
Provision for income taxes	—%	—%

Schedule of Deferred Tax Assets and Liabilities

The tax effects, rounded to thousands, of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2018 and 2017 are presented below:

	2018	2017
Deferred Tax Assets
Net operating loss carryforwards	$2,914,731	$4,156,406
Fixed assets	(37,801)
Accrued interest	—	—
Intangibles	—	—
Stock based compensation	430,907	579,085
Other accruals	24,390	53,185
Total Deferred Tax Assets	3,332,227	4,788,677

Deferred Tax Liabilities
Stock based compensation		—
Intangibles	(249,530)	(482,121)
Prepaid expenses	(12,620)	(14,623)
Total Deferred Tax Liabilities	(262,150)	(496,744)

Net Deferred Tax Assets	3,070,707	4,291,933
Valuation Allowance	(3,070,707)	(4,291,933)

Net deferred tax / (liabilities)	$—	$—